Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 30, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 30, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ 455	$ 451	$ 731	$ 761	$ 800	$ 801	$ 752	$ 738	$ 2,398	$ 3,091
Dividends on non-vested restricted stock									(74)	(95)
Net income allocated to stockholders									$ 2,324	$ 2,996
Basic earnings per share
Income available to common stockholders									4,780,866	4,754,739
Basic earnings per common share	$ 0.10	$ 0.09	$ 0.15	$ 0.15	$ 0.17	$ 0.16	$ 0.15	$ 0.15	$ 0.49	$ 0.63
Diluted
Income available to common stockholders and assumed conversions									4,846,247	4,795,806
Diluted earnings per common share	$ 0.09	$ 0.09	$ 0.15	$ 0.15	$ 0.16	$ 0.16	$ 0.15	$ 0.15	$ 0.48	$ 0.62
Restricted stock awards									65,381	41,067